Financial Instruments - Maximum level of exposure to credit risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit risk
Maximum exposure to credit risk	€ 1,885,312	€ 3,498,827
Maximum collection period	30 days
Non-current financial assets.
Credit risk
Maximum exposure to credit risk	€ 620,745	362,267
Other current financial assets
Credit risk
Maximum exposure to credit risk	43,663	2,029,707
Contractual assets
Credit risk
Maximum exposure to credit risk	35,154	1,939
Trade receivables
Credit risk
Maximum exposure to credit risk	608,688	432,197
Other receivables
Credit risk
Maximum exposure to credit risk	29,083	17,224
Cash Cash Equivalents [Member]
Credit risk
Maximum exposure to credit risk	547,979	655,493
Trade and other receivables
Credit risk
Maximum exposure to credit risk	672,925	451,360
Trade and other receivables | Spain.
Credit risk
Maximum exposure to credit risk	53,145	62,108
Trade and other receivables | Rest of European Union
Credit risk
Maximum exposure to credit risk	69,003	40,897
Trade and other receivables | United States
Credit risk
Maximum exposure to credit risk	139,721	110,624
Trade and other receivables | Other European countries
Credit risk
Maximum exposure to credit risk	16,030	25,163
Trade and other receivables | Other regions
Credit risk
Maximum exposure to credit risk	€ 395,026	€ 212,568